Derivative financial liability - current	12 Months Ended
Dec. 31, 2017
Derivative Financial Liability - Current
Derivative financial liability - current

21	Derivative financial liability - current

	2017	2016	2015
	£'000	£’000	£'000

Equity settled derivative financial liability	-	400	1,573

At 1 January/on acquisition – 5 December 2015	400	1,573	3,211

Gain recognised in finance income within the consolidated statement of comprehensive income	(400)	(1,173)	(1,638)

At 31 December	-	400	1,573

Equity settled derivative financial liability is a liability that is not to be settled for cash. The Group assumed fully vested warrants and share options on the acquisition of DARA Biosciences, Inc. The number of ordinary shares to be issued when exercised is fixed, however the exercise prices are denominated in US Dollars being different to the functional currency of the parent company. Therefore, the warrants and share options are classified as equity settled derivative financial liabilities through the profit and loss account. The financial liabilities were valued using the Black-Scholes option pricing model. Financial liabilities at FVTPL are stated at fair value, with any gains or losses arising on re-measurement recognised in profit or loss. The net gain or loss recognised in profit or loss incorporated any interest paid on the financial liability and is included in the ‘other gains and losses’ line item in the income statement. Fair value is determined in the manner described in note 22. A key input in the valuation of the instrument is the Company share price. The share price of the Company reduced from £2.65 at the date of acquisition of DARA Biosciences, Inc. to £1.74 at 31 December 2015, resulting in a gain of £1.64m on re-measurement, which was credited to finance income in 2015.

At 31 December 2016, some 398,315 options and 16,664 warrants had lapsed, as described in note 11.  In addition, the share price had fallen to £1.18, which resulted in a gain of £1.17m on re-measurement, which was credited to finance income in 2016.

At 31 December 2017 a further 166,058 options and 489,318 warrants had lapsed and the share price had fallen to £0.36 which results in a gain of £0.40m on re-measurement which was credited to finance income during 2017.